[GRAPHIC OMITTED]
                            Deutsche Asset Management

                                [GRAPHIC OMITTED]
                                       MAP

                                  Mutual Fund
                               Semi-Annual Report
                                 April 30, 2002

                  Class A, B, C Shares and Institutional Class

Emerging Growth Fund

                                [GRAPHIC OMITTED]
                                 A Member of the
                               Deutsche Bank Group

Emerging Growth Fund
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ...................................  3
              PERFORMANCE COMPARISON ...................................  4
              ADDITIONAL PERFORMANCE INFORMATION .......................  5

              EMERGING GROWTH FUND
                 Schedule of Investments ...............................  6
                 Statement of Assets and Liabilities ...................  7
                 Statement of Operations ...............................  8
                 Statements of Changes in Net Assets ...................  9
                 Financial Highlights .................................. 10
                 Notes to Financial Statements ......................... 14



                       ---------------------------------

   The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.

                       ---------------------------------

--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

Dear Shareholder:                                                 April 30, 2002

For the six months ended April 30, 2002 the Fund's Class A Shares value rose 2.05% (excluding sales charges) as compared with a rise of 10.40% for the Russell 2000 Growth Index. We are not pleased with these results. The current environment is characterized by rapidly declining share prices partly stemming from 'investors' penchant to sell first and ask questions later on any negative news. This does not favor our long-term investment approach. However, as we continue to evaluate the health of the Fund's companies, with few exceptions, we believe it is strong. Furthermore, their growth potential is significant when the economy improves.

It would be easy to lay the blame for the under performance on the Fund's heavy weighting in technology, a sector that has been very hard hit. Our analysis of the performance of individual stocks illustrates why we remain enthusiastic about the prospects for technology stocks when overall capital spending by corporate America picks up. For example, ATMI, a company that sells consumables to semiconductor manufacturers, was one of the best performing stocks in the Fund. While its business remained under pressure, the stock responded very positively at the first signs of industry strength in Taiwan. Another strong performer during the period was Getty Images Inc. While this company is not a technology company (it provides stock images for advertising and editorial use), it is applying technology through digitizing its images and selling over the internet and as such was caught up in the bubble of late 1999 and early 2000. The stock performed well recently because of management's extraordinary discipline in reducing expenses, visibility related to the benefits of digitizing its images, and very early signs of an up-tick in advertising spending. The lesson learned from these two situations is that stocks can move very quickly and it is important to be shareholders before concrete signs of an improvement in business conditions. Many portfolio companies have continued to report strong growth, yet their share prices have been hard-hit. These include Webex, Digital Insight, Imany, and Sonosite. We believe that they too should respond as sentiment improves.

On average, negative pressure continued on technology issues and any controversy or negative news translated into poor stock performance in almost any sector. Sunrise Assisted Living, one of the Fund's largest holdings, got caught in a flurry of 'Enron-like' accounting concerns and the stock suffered until management reviewed its policies and relieved those concerns. Arthrocare, a health care products concern, suffered a slight setback in moving to a new plant. Expenses were above plan and the shares were trounced. Tekelec Inc., a supplier to the communications industry, had done a remarkable job anticipating, planning for, and executing through the rough seas of the telecom world. Nonetheless, its share price declined abruptly for no apparent reason other than the extreme level of angst surrounding the financial problems of telecom service providers.

The past six months continued to challenge the patience of small-capitalization growth investors. The factors negatively affecting investor sentiment are well known. They include the bursting of the telecommunications and technology spending bubble in 1999, the subsequent slow down of the overall US economy, the horror of the events of September 11 and fears of further terrorist activity. And even with the beginning of an economic recovery this year, great attention is still focused on the negative factors. Thus, the market spent much of the last six months 'testing' the lows reached last fall.

Despite all this, the good news is that investors have adjusted their expectations to a more reasonable level. Whether or not it is reasonable enough to prevent the establishment of a new market low remains to be seen. What we do know is that investors have severely reduced their growth targets for many of the Fund's holdings. What may be underestimated, however, is the impact of significant cost reductions at most of those companies. This action is likely to provide a great deal of operating leverage when business conditions improve. At that time, or conceivably before, as in the case of ATMI and Getty, we believe it is possible that expectations and share prices could rise dramatically.

/s/ FREDERICK L. MESERVE, JR.

Frederick L. Meserve, Jr.
Portfolio Manager EMERGING GROWTH FUND
May 15, 2002

--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON 1

                               [GRAPHIC OMITTED]
                                PLOTS TO FOLLOW:

EMERGING GROWTH FUND--CLASS A SHARES, RUSSELL 2000 GROWTH INDEX,
RUSSELL 2000 INDEX AND LIPPER MULTI CAP GROWTH FUNDS AVERAGE
GROWTH OF A $10,000 INVESTMENT (SINCE INCEPTION) 2

         Emerging Growth Fund--   Russell 2000    Russell    Lipper Multi Cap
               Class A               Growth         2000       Growth Funds
               Shares                Index          Index        Average
         ----------------------   ------------    -------    ----------------
6/15/88       $10,000              $10,000        $10,000        $10,000
7/31/88         9,721                9,814          9,905          9,752
8/31/88         9,442                9,457          9,653          9,426
9/30/88         9,721                9,725          9,909          9,817
10/31/88        9,486                9,563          9,799          9,750
11/30/88        9,364                9,191          9,474          9,512
12/31/88       10,192                9,640          9,846          9,850
1/31/89        11,199               10,052         10,286         10,467
2/28/89        11,567               10,076         10,361         10,384
3/31/89        11,628               10,356         10,605         10,633
4/30/89        12,487               10,872         11,068         11,268
5/31/89        13,029               11,393         11,545         11,790
6/30/89        12,522               11,026         11,281         11,527
7/31/89        12,959               11,543         11,716         12,386
8/31/89        13,730               11,874         12,002         12,822
9/30/89        13,677               12,011         12,040         12,929
10/31/89       13,056               11,354         11,328         12,432
11/30/89       12,819               11,454         11,404         12,616
12/31/89       13,474               11,584         11,447         12,750
1/31/90        11,635               10,389         10,447         11,734
2/28/90        11,985               10,782         10,771         12,081
3/31/90        12,395               11,277         11,190         12,575
4/30/90        11,975               10,942         10,825         12,313
5/31/90        13,544               11,917         11,591         13,623
6/30/90        13,554               11,988         11,615         13,652
7/31/90        12,585               11,444         11,104         13,261
8/31/90        10,666                9,787          9,625         11,845
9/30/90         9,556                8,860          8,773         10,945
10/31/90        8,926                8,363          8,238         10,678
11/30/90       10,226                9,132          8,866         11,578
12/31/90       10,636                9,567          9,218         12,055
1/31/91        11,095               10,466         10,051         13,025
2/28/91        12,295               11,668         11,172         14,070
3/31/91        13,095               12,490         11,958         14,735
4/30/91        12,885               12,342         11,928         14,613
5/31/91        13,684               12,938         12,497         15,389
6/30/91        12,555               12,057         11,769         14,555
7/31/91        13,524               12,604         12,182         15,504
8/31/91        14,494               13,160         12,632         16,169
9/30/91        14,534               13,358         12,731         16,139
10/31/91       15,224               13,927         13,068         16,571
11/30/91       14,074               13,201         12,464         15,937
12/31/91       15,913               14,465         13,462         18,046
1/31/92        16,383               15,601         14,552         18,283
2/29/92        16,693               15,767         14,977         18,506
3/31/92        15,274               14,861         14,470         17,690
4/30/92        14,414               13,998         13,963         17,145
5/31/92        14,204               13,966         14,149         17,212
6/30/92        13,245               13,076         13,480         16,504
7/31/92        13,714               13,486         13,949         17,154
8/31/92        13,274               12,967         13,555         16,703
9/30/92        13,384               13,329         13,868         17,070
10/31/92       13,524               13,877         14,308         17,660
11/30/92       14,484               15,172         15,403         18,845
12/31/92       14,452               15,589         15,940         19,299
1/31/93        14,379               15,782         16,479         19,552
2/28/93        13,762               14,925         16,099         18,787
3/31/93        14,296               15,309         16,621         19,478
4/30/93        13,501               14,823         16,165         18,800
5/31/93        14,306               15,712         16,880         19,934
6/30/93        13,971               15,750         16,986         20,028
7/31/93        13,668               15,907         17,220         20,005
8/31/93        14,337               16,668         17,964         20,990
9/30/93        14,682               17,219         18,471         21,518
10/31/93       14,651               17,717         18,946         21,707
11/30/93       13,752               17,000         18,323         21,089
12/31/93       14,340               17,671         18,949         21,865
1/31/94        14,635               18,142         19,543         22,477
2/28/94        15,083               18,062         19,473         22,287
3/31/94        14,258               16,952         18,445         20,995
4/30/94        13,822               16,978         18,554         20,978
5/31/94        13,610               16,598         18,346         20,700
6/30/94        12,632               15,889         17,723         19,654
7/31/94        13,115               16,115         18,014         20,077
8/31/94        14,258               17,298         19,018         21,372
9/30/94        14,576               17,370         18,954         21,239
10/31/94       15,201               17,555         18,879         21,622
11/30/94       14,611               16,845         18,117         20,783
12/31/94       15,062               17,242         18,604         21,084
1/31/95        15,275               16,890         18,369         21,013
2/28/95        16,268               17,671         19,133         21,861
3/31/95        16,575               18,187         19,463         22,578
4/30/95        16,138               18,461         19,895         22,850
5/31/95        16,386               18,702         20,237         23,364
6/30/95        18,159               19,991         21,287         24,866
7/31/95        19,046               21,549         22,513         26,593
8/31/95        19,838               21,815         22,979         26,915
9/30/95        20,949               22,265         23,390         27,742
10/31/95       20,205               21,169         22,344         27,236
11/30/95       20,599               22,104         23,282         28,207
12/31/95       20,686               22,594         23,897         28,416
1/31/96        20,174               22,407         23,871         28,692
2/29/96        21,971               23,428         24,615         29,603
3/31/96        22,046               23,891         25,116         29,979
4/30/96        24,541               25,726         26,459         31,644
5/31/96        25,652               27,045         27,502         32,630
6/30/96        24,728               25,288         26,372         31,591
7/31/96        21,684               22,200         24,069         28,945
8/31/96        23,431               23,844         25,466         30,439
9/30/96        25,140               25,072         26,462         32,511
10/31/96       23,880               23,990         26,054         32,059
11/30/96       24,654               24,657         27,127         33,585
12/31/96       24,452               25,138         27,838         33,137
1/31/97        26,243               25,766         28,395         34,797
2/28/97        24,166               24,210         27,706         33,425
3/31/97        22,063               22,502         26,399         31,306
4/30/97        22,141               22,241         26,473         31,979
5/31/97        26,281               25,584         29,418         34,953
6/30/97        27,657               26,452         30,679         36,204
7/31/97        28,319               27,807         32,106         39,293
8/31/97        29,500               28,642         32,841         38,573
9/30/97        32,005               30,927         35,244         40,982
10/31/97       30,071               29,070         33,696         39,024
11/30/97       29,877               28,377         33,478         39,101
12/31/97       29,522               28,393         34,064         39,499
1/31/98        29,222               28,014         33,526         39,240
2/28/98        32,167               30,487         36,005         42,726
3/31/98        34,553               31,766         37,490         44,827
4/30/98        33,844               31,961         37,697         45,116
5/31/98        30,054               29,639         35,667         42,984
6/30/98        30,681               29,941         35,742         44,991
7/31/98        27,231               27,441         32,849         43,323
8/31/98        21,108               21,107         26,470         35,016
9/30/98        23,604               23,247         28,542         37,931
10/31/98       26,017               24,459         29,706         39,797
11/30/98       27,640               26,357         31,262         42,782
12/31/98       31,472               28,742         33,196         47,754
1/31/99        30,067               30,034         33,638         50,374
2/28/99        27,135               27,287         30,913         47,222
3/31/99        27,367               28,259         31,396         50,066
4/30/99        28,458               30,754         34,209         51,261
5/31/99        28,785               30,803         34,709         50,566
6/30/99        30,735               32,426         36,278         54,305
7/31/99        29,249               31,423         35,283         53,086
8/31/99        28,949               30,248         33,977         52,871
9/30/99        30,872               30,831         33,984         52,991
10/31/99       33,217               31,621         34,122         56,995
11/30/99       37,021               34,964         36,159         62,340
12/31/99       46,973               41,127         40,252         73,589
1/31/00        42,309               40,744         39,606         71,986
2/29/00        61,398               50,223         46,146         87,165
3/31/00        50,516               44,944         43,104         85,147
4/30/00        45,418               40,406         40,510         77,029
5/31/00        42,085               36,868         38,149         71,397
6/30/00        46,469               41,631         41,475         79,845
7/31/00        43,276               38,063         40,140         77,091
8/31/00        47,673               42,067         43,203         86,670
9/30/00        42,996               39,977         41,933         83,079
10/31/00       44,284               36,732         40,061         77,090
11/30/00       37,141               30,063         35,949         63,396
12/31/00       38,792               31,902         39,036         65,856
1/31/01        40,563               34,484         41,069         67,537
2/28/01        33,854               29,757         38,374         57,362
3/31/01        29,468               27,052         36,497         51,175
4/30/01        34,942               30,364         39,352         57,211
5/31/01        35,933               31,067         40,319         57,086
6/30/01        38,272               31,958         41,747         55,799
7/31/01        34,796               29,196         39,488         52,928
8/31/01        32,002               27,373         38,213         48,974
9/31/01        24,594               22,956         33,069         43,121
10/31/01       27,681               25,165         28,869         45,757
11/30/01       30,459               27,265         31,103         50,481
12/31/01       33,204               28,963         33,023         51,778
1/31/02        31,190               27,932         32,679         49,758
2/28/02        27,405               26,125         31,784         48,248
3/31/02        30,524               28,395         34,339         51,321
4/30/02        28,249               27,781         34,652         48,669

                                                        CUMULATIVE TOTAL RETURNS              AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended            6 Months  1 Year  3 Years 5 Years 10 Years     Since   1 Year  3 Years 5 Years 10 Years  Since
   April 30, 2002                                                    Inception 2                               Inception 2
--------------------------------------------------------------------------------------------------------------------------
 Emerging Growth Fund
   Class A Shares             2.05%  (19.15)%  (0.73)%  27.59%  95.98%  182.49%   (19.15)%  (0.25)%  4.99%  6.96%   7.77%
   Class B Shares             1.67%  (19.74)%  (2.95)%  22.93%   n/a     12.45%   (19.74)%  (0.99)%  4.22%   n/a    2.02%
   Class C Shares             1.67%  (19.83)%   n/a       n/a    n/a    (35.64)%  (19.83)%    n/a     n/a    n/a  (22.29)%
   Institutional Class        2.14%  (19.00)%  (0.01)%  29.00    n/a     39.56%   (19.00)%   0.00%   5.22%   n/a    5.27%
--------------------------------------------------------------------------------------------------------------------------
 Russell 2000 Growth Index 3 10.40%   (8.52)%  (9.68)%  24.89%  98.47%  177.81%    (8.52)%  (3.34)%  4.55%  7.09%   7.67%
--------------------------------------------------------------------------------------------------------------------------
 Russell 2000 Index 4        20.03%    6.68%   22.72%   58.58% 200.65%  319.80%     6.68%    7.06%   9.66% 11.64%  10.93%
--------------------------------------------------------------------------------------------------------------------------
 Lipper Multi Cap Growth
   Funds Average 5            1.13%  (21.47)% (15.34)%  45.45% 180.58%  386.69%   (21.47)%  (6.35)%  7.21% 10.49%  11.77%
--------------------------------------------------------------------------------------------------------------------------

1 Past performance is not indicative of future results. Market volatility can significantly impact short-term performance. Results of an investment made today may differ substantially from the Fund's historical performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of any sales charges. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure.
2 Inception dates: Class A Shares: June 15, 1988, Class B Shares: June 20, 1996, Class C Shares: July 31, 2000, Institutional Class: November 2, 1995. Benchmark returns are for comparative purposes relative to Class A Shares and are for the periods beginning June 30, 1988.
3 Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
4 Russell 2000 Index is an unmanaged index that tracks the common stock price movement of the 2000 smallest companies of the Russell 3000 Index, which measures the performance of the 3000 largest US companies based on total market capitalization. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
5 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.

--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION

The Shareholder Letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include the total return of each of the Fund's classes, according to a standardized formula, for various time periods through the end of the most recent fiscal quarter.

The SEC standardized total return figures shown below include the impact of the 5.50% maximum initial sales charge for the Fund's Class A Shares and the maximum contingent deferred sales charge applicable to each of the specified time periods for the Class B and Class C Shares. The contingent deferred sales charge for Class B Shares declines over time from a maximum of 5.00% to 0.00% after six years. The contingent deferred sales charge for Class C Shares is 1.00% for shares redeemed within one year of purchase. Returns would be higher for Class A Shares investors who qualified for a lower initial sales charge or for Class B or Class C Shares investors who continued to hold their shares past the end of the specified time period.

The SEC total return figures may differ from total return figures in the Shareholder Letter and Performance Comparison sections because the SEC figures include the impact of sales charges while the total return figures in the other sections do not. These figures include the reinvestment of dividend and capital gain distributions.

   TOTAL RETURNS                                       AVERAGE ANNUAL TOTAL RETURNS 1
   Periods Ended                 1 Year    3 Years     5 Years    10 Years      Since
   April 30, 2002                                                         Inception 2
-------------------------------------------------------------------------------------
 Emerging Growth Fund
   Class A Shares                (23.60)%   (2.11)%      3.81%      6.36%       7.33%
   Class B Shares                (23.75)%   (1.99)%      3.87%       n/a        1.87%
   Class C Shares                (20.64)%     n/a         n/a        n/a      (22.30)%
-------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Past performance is not indicative of future results. Market volatility can significantly impact short-term performance. Results of an investment made today may differ substantially from the Fund's historical performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2    The Fund's inception dates are: Class A Shares: June 15, 1988, Class B
     Shares: June 20, 1996, Class C Shares: July 31, 2000.

--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS April 30, 2002 (Unaudited)



     SHARES   SECURITY                            VALUE

              COMMON STOCKS--98.68%
              BASIC MATERIALS--7.78%

     73,744   ATMI, Inc.1 ................ $ 2,249,192
     16,998   Symyx Technologies 1 .......     333,841
     29,475   Trex Company, Inc.1 ........     831,195
                                           -----------
                                             3,414,228
                                           -----------
              BUSINESS SERVICES--10.99%
     44,410   CoStar Group, Inc.1 ........   1,057,402
     75,440   Documentum, Inc.1 ..........   1,465,045
     54,061   i2 Technologies, Inc.1 .....     170,292
     53,586   Memberworks, Inc.1 .........     932,396
     40,179   Novadigm, Inc.1 ............     271,208
     82,799   QRS Corp.1 .................     927,349
                                           -----------
                                             4,823,692
                                           -----------
              CAPITAL GOODS--2.97%
     35,008   AstroPower, Inc.1 ..........   1,302,998
                                           -----------
              CONSUMER CYCLICALS--17.49%
     62,660   Apollo Group, Inc.--Class A1    2,402,384
     24,665   Bright Horizons Family
               Solutions, Inc.1 ..........     739,210
     20,666   HOT Topic, Inc.1 ...........     466,225
    190,089   I-Many, Inc.1 ..............   1,064,498
     96,054   Sunrise Assisted Living,
               Inc.1 .....................   2,594,419
     24,881   Tweeter Home Entertainment
               Group, Inc.1 ..............     410,785
                                           -----------
                                             7,677,521
                                           -----------
              CONSUMER STAPLES--5.06%
     23,724   Krispy Kreme Doughnuts,
               Inc.1 .....................     905,782
     52,013   O'Charleys, Inc.1 ..........   1,313,849
                                           -----------
                                             2,219,631
                                           -----------
              HEALTH CARE--9.28%
    126,433   ArthroCare Corp.1 ..........   2,025,457
      6,799   Aspect Medical Systems,
               Inc.1 .....................      67,990
     22,784   Emisphere Technologies,
               Inc.1 .....................     349,051
     24,164   Epix Medical, Inc.1 ........     317,998
     44,121   Incyte Genomics, Inc.1 .....     362,233
     11,363   Neose Technologies, Inc.1 ..     272,485
     36,478   SonoSite, Inc.1 ............     676,667
                                           -----------
                                             4,071,881
                                           -----------
              INDUSTRIALS--1.13%
     66,760   Edison Schools, Inc.1 ......     342,479
     21,700   Princeton Review, Inc.1 ....     154,070
                                           -----------
                                               496,549
                                           -----------
    SHARES/
  PRINCIPAL
     AMOUNT   SECURITY                           VALUE

              MEDIA/TELECOMMUNICATIONS--18.00%
     50,486   Alpha Industries, Inc.1 .... $   618,453
     75,556   Getty Images, Inc.1 ........   2,630,104
    100,699   Powerwave Technologies,
               Inc.1 .....................   1,202,346
    126,543   Tekelec, Inc.1 .............   1,338,825
    122,520   WebEx Communications, Inc.1    2,111,020
                                           -----------
                                             7,900,748
                                           -----------
              TECHNOLOGY--18.59%
     19,639   Digimarc Corp.1 ............     293,996
     76,734   Digital Insight Corp.1 .....   1,458,713
     98,661   Eclipsys Corp.1 ............   1,579,661
      2,050   Power Intergrations, Inc.1 .      43,358
     65,273   RSA Security, Inc.1 ........     398,162
    120,213   Sipex Corp.1 ...............   1,176,885
     23,526   Synopsys, Inc.1 ............   1,061,258
    103,892   Synplicity, Inc.1 ..........     757,269
     76,091   Tripath Technology, Inc.1 ..     135,442
    115,284   Wind River Systems1 ........   1,255,443
                                           -----------
                                             8,160,187
                                           -----------
              TRANSPORTATION--7.39%
     79,498   Atlantic Coast Airlines,
               Inc.1 .....................   1,737,031
     55,404   Forward Air Corp.1 .........   1,505,327
                                           -----------
                                             3,242,358
                                           -----------
TOTAL COMMON STOCKS
   (Cost $37,651,176) ....................  43,309,793

              REPURCHASE AGREEMENTS--0.90%
   $394,000   Goldman Sachs & Co.,
               dated 04/30/02, 1.85%,
               principal and interest in
               the amount of $394,020, due
               05/01/02, collateralized by
               US Treasury Bill, par value
               of $403,000 coupon rate
               0.000%, due 6/6/02, market
               value of $402,277               394,000
                                           -----------
TOTAL REPURCHASE AGREEMENT
   (Cost $394,000) .......................     394,000
                                            ----------
TOTAL INVESTMENTS
   (Cost $38,045,176)              99.58%  $43,703,793

OTHER ASSETS IN EXCESS
   OF LIABILITIES                   0.42       184,710
                                  ------   -----------
NET ASSETS                        100.00%  $43,888,503
                                  ======   ===========

--------------------------------------------------------------------------------
1 Non-income producing security.



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)



                                                                  APRIL 30, 2002

ASSETS
   Investments, at value (cost $38,045,176) ....................   $ 43,703,793
   Cash ........................................................            817
   Receivable for capital shares sold ..........................          8,973
   Receivable for securities sold ..............................        617,931
   Interest receivable .........................................             20
   Prepaid expenses and other ..................................         53,621
                                                                   ------------
Total assets ...................................................     44,385,155
                                                                   ------------
LIABILITIES
   Payable for securities purchased ............................        282,702
   Payable for capital shares redeemed .........................         57,207
   Advisory fees payable .......................................         32,693
   Transfer agent fees payable .................................         16,510
   Custody fees payable ........................................          7,838
   Accounting fees payable .....................................          3,321
   Accrued expenses and other ..................................         96,381
                                                                   ------------
Total liabilities ..............................................        496,652
                                                                   ------------
NET ASSETS .....................................................   $ 43,888,503
                                                                   ============
COMPOSITION OF NET ASSETS
   Paid-in capital .............................................   $ 30,293,179
   Accumulated expenses in excess of income ....................       (393,659)
   Accumulated net realized gain from investment transactions ..      8,330,366
   Net unrealized appreciation on investments ..................      5,658,617
                                                                   ------------
NET ASSETS .....................................................   $ 43,888,503
                                                                   ============
NET ASSET VALUE PER SHARE:
   Class A Shares 1 ............................................   $      17.38
                                                                   ============
   Class B Shares 2 ............................................   $      16.47
                                                                   ============
   Class C Shares 3 ............................................   $      16.45
                                                                   ============
   Institutional Class 4 .......................................   $      17.65
                                                                   ============
   BIAT Shares 5 ...............................................   $      17.64
                                                                   ============

--------------------------------------------------------------------------------
1 Net asset value and redemption price per share (based on net assets of $39,083,924 and 2,248,166 shares outstanding). Maximum offering price per share was $18.39 ($17.38/0.945). Maximum offering price per share reflects the effect of 5.50% front-end sales charge.
2 Net asset value and offering price per share (based on net assets of $2,317,246 and 140,700 shares outstanding). Redemption value is $15.65 following a 5.00% maximum contingent deferred sales charge.
3 Net asset value and offering price per share (based on net assets of $170,223 and 10,351 shares outstanding). Redemption value is $16.29 following a 1.00% maximum contingent deferred charge.
4 Net asset value per share (based on net assets of $502,963 and 28,499 shares outstanding).
5 Net asset value per share (based on net assets of $1,814,147 and 102,814 shares outstanding).

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                                        FOR THE SIX
                                                                       MONTHS ENDED
                                                                     APRIL 30, 2002

INVESTMENT INCOME
   Interest ........................................................   $     10,690
                                                                       ------------
EXPENSES
   Investment advisory fees ........................................        220,776
   Distribution fees:
     Class A Shares ................................................         55,341
     Class B Shares ................................................         13,888
     Class C Shares ................................................            667
   Professional fees ...............................................         45,396
   Transfer agent fees .............................................         39,506
   Printing and shareholder reports ................................         27,859
   Accounting fees .................................................         20,945
   Registration fees ...............................................         14,498
   Custody fees ....................................................         12,903
   Directors' fees .................................................          2,600
   Miscellaneous ...................................................          2,553
                                                                       ------------
Total expenses .....................................................        456,932
Less: fee waivers and/or expense reimbursements ....................        (65,096)
                                                                       ------------
Net expenses .......................................................        391,836
                                                                       ------------
Expenses in excess of income .......................................       (381,146)
                                                                       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain from:
     Investment transactions .......................................        785,590
     Redemption in-kind ............................................     14,917,207
   Net change in unrealized appreciation/depreciation on investments    (12,191,071)
                                                                       ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ....................      3,511,726
                                                                       ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .........................   $  3,130,580
                                                                       ============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                  FOR THE SIX           FOR THE
                                                                 MONTHS ENDED        YEAR ENDED
                                                             APRIL 30, 2002 1  OCTOBER 31, 2001

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Expenses in excess of income .............................   $    (381,146)   $  (1,503,672)
   Net realized gain (loss) from investment transactions ....      15,702,797       (5,873,927)
   Net change in unrealized appreciation/depreciation
     of investments .........................................     (12,191,071)     (53,088,261)
                                                                -------------    -------------
Net increase (decrease) in net assets from operations .......       3,130,580      (60,465,860)
                                                                -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS Net realized long-term gains:
     Class A Shares .........................................            --        (10,557,680)
     Class B Shares .........................................            --           (784,372)
     Class C Shares .........................................            --            (13,342)
     Institutional Class ....................................            --           (291,469)
     BIAT Shares ............................................            --         (9,368,502)
                                                                -------------    -------------
Total distributions .........................................            --        (21,015,365)
                                                                -------------    -------------
CAPITAL SHARE TRANSACTIONS
   Net proceeds from sale of shares .........................       5,454,326       31,909,497
   Net dividend reinvestments ...............................            --         19,873,104
   Redemption in-kind .......................................     (36,686,092)            --
   Net cost of shares redeemed ..............................     (12,056,396)     (58,041,149)
                                                                -------------    -------------
Net decrease in net assets from capital share transactions ..     (43,288,162)      (6,258,548)
                                                                -------------    -------------
TOTAL DECREASE IN NET ASSETS ................................     (40,157,582)     (87,739,773)
NET ASSETS
   Beginning of period ......................................      84,046,085      171,785,858
                                                                -------------    -------------
   End of period (including accumulated expenses in excess of
     income of $(393,659) and $(12,513), respectively) ......   $  43,888,503    $  84,046,085
                                                                =============    =============

--------------------------------------------------------------------------------
1 Unaudited.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


 CLASS A SHARES                             FOR THE SIX
                                           MONTHS ENDED
                                              APRIL 30,                          FOR THE YEARS ENDED OCTOBER 31,
                                                 2002 1        2001       2000        1999       1998       1997

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ..........  $17.04      $31.62     $24.36      $19.08     $23.17     $19.14
                                                -------     -------    -------     -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS
   Expenses in excess of income ...............   (0.14)2     (0.31)2    (0.39)      (0.28)     (0.22)2    (0.18)
   Net realized and unrealized gain (loss)
     on investments ...........................    0.48      (10.29)      8.41        5.56      (2.82)      4.95
                                                -------     -------    -------     -------    -------    -------
Total from investment operations ..............    0.34      (10.60)      8.02        5.28      (3.04)      4.77
                                                -------     -------    -------     -------    -------    -------
DISTRIBUTIONS TO SHAREHOLDERS
   Net realized short-term gains ..............      --          --      (0.36)         --      (0.21)     (0.21)
   Net realized long-term gains ...............      --       (3.98)     (0.40)         --      (0.84)     (0.53)
                                                -------     -------    -------     -------    -------    -------
Total distributions ...........................      --       (3.98)     (0.76)         --      (1.05)     (0.74)
                                                -------     -------    -------     -------    -------    -------
NET ASSET VALUE, END OF PERIOD ................  $17.38      $17.04     $31.62      $24.36     $19.08     $23.17
                                                =======     =======    =======     =======    =======    =======
TOTAL INVESTMENT RETURN 3 .....................    2.05%     (37.49)%    33.32%      27.67%    (13.48)%    25.93%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ........................... $39,084     $43,024    $84,322     $70,236    $65,247    $71,123
   Ratios to average net assets:
     Expenses in excess of income .............   (1.45)%4    (1.33)%    (1.14)%     (1.19)%    (1.03)%    (0.97)%
     Expenses after waivers and/or
        reimbursements ........................    1.50%4      1.43%      1.32%       1.40%      1.41%      1.44%
     Expenses before waivers and/or
        reimbursements ........................    1.77%4      1.43%      1.32%       1.40%      1.41%      1.44%
   Portfolio turnover rate ....................      13%         24%        36%         38%        23%        42%

--------------------------------------------------------------------------------
1 Unaudited.
2 Calculated based on average shares.
3 Total return excludes the effect of sales charges.
4 Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


 CLASS B SHARES                             FOR THE SIX
                                           MONTHS ENDED
                                              APRIL 30,                          FOR THE YEARS ENDED OCTOBER 31,
                                                 2002 1        2001       2000        1999       1998       1997
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ........... $16.20      $30.46     $23.67      $18.69     $22.88     $19.10
                                                -------     -------    -------     -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS
   Expenses in excess of income ................  (0.19)2     (0.47)2    (0.45)      (0.55)     (0.37)2    (0.18)
   Net realized and unrealized gain (loss)
     on investments ............................   0.46       (9.81)      8.00        5.53      (2.77)      4.70
                                                -------     -------    -------     -------    -------    -------
Total from investment operations ...............   0.27      (10.28)      7.55        4.98      (3.14)      4.52
                                                -------     -------    -------     -------    -------    -------
DISTRIBUTIONS TO SHAREHOLDERS
   Net realized short-term gains ...............     --          --      (0.36)         --      (0.21)     (0.21)
   Net realized long-term gains ................     --       (3.98)     (0.40)         --      (0.84)     (0.53)
                                                -------     -------    -------     -------    -------    -------
Total distributions ............................     --       (3.98)     (0.76)         --      (1.05)     (0.74)
                                                -------     -------    -------     -------    -------    -------
NET ASSET VALUE, END OF PERIOD ................. $16.47      $16.20     $30.46      $23.67     $18.69     $22.88
                                                =======     =======    =======     =======    =======    =======
TOTAL INVESTMENT RETURN3 .......................   1.67%     (37.95)%    32.32%      26.65%    (14.11)%    24.69%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ............................ $2,317      $2,758     $8,136      $3,662     $5,155     $5,719
   Ratios to average net assets:
     Expenses in excess of income ..............  (2.20)%4    (2.08)%    (1.89)%     (1.94)%    (1.77)%    (1.73)%
     Expenses after waivers and/or
        reimbursements .........................   2.25%4      2.18%      2.07%       2.15%      2.16%      2.19%
     Expenses before waivers and/or
        reimbursements .........................   2.52%4      2.18%      2.07%       2.15%      2.16%      2.19%
   Portfolio turnover rate .....................     13%         24%        36%         38%        23%        42%

--------------------------------------------------------------------------------
1 Unaudited.
2 Calculated based on average shares.
3 Total return excludes the effect of sales charges.
4 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


 CLASS C SHARES                                                                        FOR THE PERIOD
                                            FOR THE SIX                FOR THE       JULY 31, 2000 2
                                           MONTHS ENDED             YEAR ENDED               THROUGH
                                       APRIL 30, 2002 1       OCTOBER 31, 2001      OCTOBER 31, 2000

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ..........  $16.18                 $30.47                 $29.83
                                                 ------                 ------                 ------
INCOME FROM INVESTMENT OPERATIONS
   Expenses in excess of income ...............   (0.19)3                (0.45)3                (0.14)
   Net realized and unrealized gain
     (loss) on investments ....................    0.46                  (9.86)                  0.78
                                                 ------                 ------                 ------
Total from investment operations ..............    0.27                 (10.31)                  0.64
                                                 ------                 ------                 ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net realized long-term gains ...............      --                  (3.98)                    --
                                                 ------                 ------                 ------
Total distributions ...........................      --                  (3.98)                    --
                                                 ------                 ------                 ------
NET ASSET VALUE, END OF PERIOD ................  $16.45                 $16.18                 $30.47
                                                 ======                 ======                 ======
TOTAL INVESTMENT RETURN4 ......................    1.67%                (38.02)%                 2.15%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) ...    $170                   $113                   $102
   Ratios to average net assets:
     Expenses in excess of income .............   (2.20)%5               (2.08)%                (1.89)%5
     Expenses after waivers and/or
        reimbursements ........................    2.25%5                 2.18%                  2.07%5
     Expenses before waivers and/or
        reimbursements ........................    2.52%5                 2.18%                  2.07%5
   Portfolio turnover rate ....................      13%                    24%                    36%

--------------------------------------------------------------------------------
1 Unaudited.
2 Commencement of operations.
3 Calculated based on average shares.
4 Total return excludes the effect of sales charges.
5 Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


 INSTITUTIONAL CLASS                        FOR THE SIX
                                           MONTHS ENDED
                                              APRIL 30,                          FOR THE YEARS ENDED OCTOBER 31,
                                                 2002 1        2001       2000        1999       1998       1997

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ........... $17.28      $31.94     $24.54      $19.17     $23.25     $19.15
                                                -------     -------    -------     -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS
   Expenses in excess of income ................  (0.11)2     (0.26)2    (0.73)      (0.21)     (0.17)2    (0.26)
   Net realized and unrealized gain (loss)
     on investments ............................   0.48      (10.42)      8.89        5.58      (2.86)      5.10
                                                -------     -------    -------     -------    -------    -------
Total from investment operations ...............   0.37      (10.68)      8.16        5.37      (3.03)      4.84
                                                -------     -------    -------     -------    -------    -------
DISTRIBUTIONS TO SHAREHOLDERS
   Net realized short-term gains ...............     --          --      (0.36)         --      (0.21)     (0.21)
   Net realized long-term gains ................     --       (3.98)     (0.40)         --      (0.84)     (0.53)
                                                -------     -------    -------     -------    -------    -------
Total distributions ............................     --       (3.98)     (0.76)         --      (1.05)     (0.74)
                                                -------     -------    -------     -------    -------    -------
NET ASSET VALUE, END OF PERIOD ................. $17.65      $17.28     $31.94      $24.54     $19.17     $23.25
                                                =======     =======    =======     =======    =======    =======
TOTAL INVESTMENT RETURN ........................   2.14%     (37.35)%    33.65%      28.01%    (13.39)%    26.36%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ............................   $503      $1,236     $2,358      $7,578     $6,243    $13,068
   Ratios to average net assets:
     Expenses in excess of income ..............  (1.20)%3    (1.08)%    (0.88)%     (0.94)%    (0.76)%    (0.74)%
     Expenses after waivers and/or
        reimbursements .........................   1.25%3      1.18%      1.07%       1.15%      1.16%      1.19%
     Expenses before waivers and/or
        reimbursements .........................   1.52%3      1.18%      1.07%       1.15%      1.16%      1.19%
   Portfolio turnover rate .....................     13%         24%        36%         38%        23%        42%

--------------------------------------------------------------------------------
1 Unaudited.
2 Calculated based on average shares.
3 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. Organization
Emerging Growth Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Fund is organized as a corporation under the laws of the state of Maryland.

The Fund offers five classes of shares to investors. The Class A Shares have a maximum front-end sales charge of 5.50%. The Class B Shares have a maximum contingent deferred sales charge of 5.00%. The Class C Shares have a maximum contingent deferred sales charge of 1.00%. The Institutional Class and Brown Investment Advisory & Trust (BIAT) Shares have no sales charge. These financial statements reflect the financial highlights of Class A, B, C and Institutional Class. Financial highlights of the BIAT Shares are presented in another report. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular series or class.

The investment objective of the Fund is to seek long-term capital appreciation primarily through investment in a diversified portfolio of common stocks of small and mid-sized emerging growth companies. Details concerning the Fund's investment objective and policies and the risk factors associated with the Fund's investments are described in the Fund's Prospectus and Statement of Additional Information.

B. Valuation of Securities
The Fund values its investments at market value.

When valuing listed equity securities, the Fund uses the last sale price prior to the calculation of the Fund's net asset value. When valuing equity securities that are not listed or that are listed but have not traded, the Fund uses the bid price in the over-the-counter market.

When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Fund values its investments. After consideration of various factors, the Fund may value the securities at their last reported price or at fair value. On April 30, 2002, there were no fair valued securities.

C. Securities Transactions, Investment Income and Other
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Dividend income is recorded on the ex-dividend date. Estimated expenses are also accrued daily.

Distribution or service fees specifically attributable to a class are allocated to that class. All other expenses, income, gains and losses are allocated among the classes based upon their relative net assets.

D. Distributions
The Fund pays annual dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

E. Federal Income Taxes
It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

F. Repurchase Agreements
The Fund may make short term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed income securities to the Fund and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

G. Estimates
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.85%

The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses as follows:
Institutional Class and BIAT Shares to 1.25% of the average daily net assets of each Class, Class A Shares to 1.50% of the average daily net assets of the Class and Class B and Class C Shares to 2.25% of the average daily net assets of each Class.

Brown Advisory Incorporated is the Fund's Sub-Advisor. The Sub-Advisor is paid by the Advisor.

ICCC is the Fund's accounting and transfer agent. The Fund pays the accounting agent an annual fee based on its average daily net assets which is calculated daily and paid monthly. The Fund pays the transfer agent a per account fee which is accrued daily and paid monthly.

Deutsche Bank Trust Company Americas (formerly, Bankers Trust Company), an affiliate of ICCC, is the Fund's custodian. The Fund pays the custodian an annual fee.

Certain officers and directors of the Fund are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities.

NOTE 3--OTHER FEES
ICC Distributors, Inc. is the Fund's Distributor. The Fund pays the Distributor an annual fee, pursuant to Rule 12b-1, based on its average daily net assets, which is calculated daily and paid monthly at the following annual rates: 0.25% of the Class A Shares' average daily net assets and 0.75% of the Class B and Class C Shares' average daily net assets. The Fund also pays the Distributor a shareholder servicing fee based on the average daily net assets of the Class B and Class C Shares which is calculated daily and paid monthly at the annual rate of 0.25%. The Fund does not pay fees on the Institutional Class or BIAT Shares.

--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 4--CAPITAL SHARE TRANSACTIONS
The Fund is authorized to issue up to 35 million shares of $.001 par value capital stock (8 million Class A Shares, 1 million Class B Shares, 15 million Class C Shares, 5 million Institutional Class, 5 million BIAT Shares and 1 million undesignated). Transactions in capital shares were as follows:

                                                       Class A Shares
                   --------------------------------------------------
                   For the Six Months Ended        For the Year Ended
                           April 30, 2002 1          October 31, 2001
                   ------------------------  ------------------------
                       Shares        Amount      Shares        Amount
                   ----------   -----------  ----------  ------------
Sold                  178,404    $3,450,870   1,227,674  $ 26,710,075
Reinvested                 --           --      384,956     9,581,551
Redemption in-kind    (74,823)   (1,339,334)         --            --
Redeemed             (380,734)   (7,146,395) (1,754,229)  (36,867,315)
                     --------   -----------  ----------  ------------
Net decrease         (277,153)  $(5,034,859)   (141,599) $   (575,689)
                     ========   ===========  ==========  ============

                                                       Class B Shares
                   --------------------------------------------------
                   For the Six Months Ended        For the Year Ended
                           April 30, 2002 1          October 31, 2001
                   ------------------------  ------------------------
                       Shares        Amount      Shares        Amount
                   ----------   -----------  ----------  ------------
Sold                    6,479     $ 113,837      41,046   $   924,868
Reinvested                 --            --      29,229       695,954
Redeemed              (36,046)     (652,083)   (167,076)   (3,681,826)
                     --------   -----------  ----------  ------------
Net decrease          (29,567)    $(538,246)    (96,801)  $(2,061,004)
                     ========   ===========  ==========  ============

                                                       Class C Shares
                   --------------------------------------------------
                   For the Six Months Ended        For the Year Ended
                           April 30, 2002 1          October 31, 2001
                   ------------------------  ------------------------
                       Shares        Amount      Shares        Amount
                   ----------   -----------  ----------  ------------
Sold                    3,973      $ 70,060       3,563       $76,044
Reinvested                 --            --         560        13,342
Redeemed                 (603)      (11,827)       (495)       (7,460)
                        -----      --------       -----       -------
Net increase            3,370      $ 58,233       3,628       $81,926
                        =====      ========       =====       =======

--------------------------------------------------------------------------------
1 Unaudited.

                                                  Institutional Class
                   --------------------------------------------------
                   For the Six Months Ended        For the Year Ended
                           April 30, 2002 1          October 31, 2001
                   ------------------------  ------------------------
                       Shares        Amount      Shares        Amount
                   ----------   -----------  ----------  ------------
Sold                    6,382     $ 136,000       7,096     $ 158,800
Reinvested                 --            --      10,386       261,633
Redemption
  in-kind              (3,760)      (68,289)         --            --
Redeemed              (45,683)     (861,018)    (19,754)     (404,736)
                      -------     ---------     -------     ---------
Net increase
  (decrease)          (43,061)    $(793,307)     (2,272)    $  15,697
                      =======     =========     =======     =========

                                                          BIAT Shares
                   --------------------------------------------------
                   For the Six Months Ended        For the Year Ended
                           April 30, 2002 1          October 31, 2001
                   ------------------------  ------------------------
                       Shares        Amount      Shares        Amount
                   ----------   -----------  ----------  ------------
Sold                   84,681  $  1,683,559     183,699  $  4,039,710
Reinvested                 --            --     369,719     9,320,624
Redemption
  in-kind          (1,941,578)  (35,278,469)         --            --
Redeemed             (175,469)   (3,385,073)   (823,691)  (17,079,812)
                   ----------  ------------    --------  ------------
Net decrease       (2,032,366) $(36,979,983)   (270,273) $ (3,719,478)
                   ==========  ============    ========  ============


--------------------------------------------------------------------------------
1 Unaudited.

NOTE 5--PURCHASES AND SALES OF
        INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than US Government and short-term obligations, for the six months ended April 30, 2002, were $6,907,021 and $48,396,928, respectively.

For federal income tax purposes, the tax basis of investments held at April 30, 2002 was $38,045,177. The aggregate gross unrealized appreciation for all investments at April 30, 2002 was $12,844,406 and the aggregate gross unrealized depreciation for all investments was $7,185,789.


--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 6--CONCENTRATION OF OWNERSHIP
From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At April 30, 2002, there was one shareholder who held 10% of the outstanding shares of the Fund.

NOTE 7--RISKS OF INVESTING IN SMALL AND EMERGING GROWTH COMPANIES
There are risks to investors inherent in the characteristics of emerging growth companies. The Fund may invest in companies that have relatively small revenues and lack depth of management. Investments in such companies tend to be volatile and are therefore speculative. They may have a small share of the market for their products or services and they may provide goods or services to a regional or limited market. Small companies may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. In addition, they may be developing or marketing new products or services for which markets are not yet established and may never become established. Such companies may have or may develop only a regional market for products or services and thus be affected by local or regional market conditions. Moreover, small companies may have insignificant market share in their industries and may have difficulty maintaining or increasing their market share in competition with larger companies. Due to these and other factors, small companies may suffer significant losses.

NOTE 8--REDEMPTION IN KIND
The Fund satisfied a redemption request on November 7, 2001 with a transfer of securities and cash totaling $36,686,092. The Fund accounted for the transaction as a sale of securities which resulted in a gain to the Fund of $14,917,207.

--------------------------------------------------------------------------------

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

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:

                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Bank Securities Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Investment Management Americas Inc. and Scudder Trust Company.


Emerging Growth Fund

   Class A Shares                                             CUSIP #29089S101
   Class B Shares                                             CUSIP #29089S309
   Class C Shares                                             CUSIP #29089S408
   Institutional Class                                        CUSIP #29089S200
                                                              BDEGSA(4/02)
                                                              Printed 6/02
   Distributed by:
   ICC Distributors, Inc.